Annual Total Returns [BarChart] - First Trust Hedged BuyWrite Income ETF - First Trust Hedged BuyWrite Income ETF	Feb. 01, 2021
Bar Chart Table:
2015	0.94%
2016	9.67%
2017	12.69%
2018	(8.98%)
2019	13.44%
2020	(6.45%)